Note 12 - Benefit Plans (Tables)	6 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	As of and for the Six Months Ended December 31,	As of and for the Years Ended June 30,
	2014	2014	2013
	(Dollars in thousands)

Accumulated benefit obligation – ending	$1,416	$1,356	$1,231

Projected benefit obligation – beginning	$1,454	$1,380	$1,340
Service cost	11	22	17
Interest cost	32	67	56
Actuarial loss	71	19	(10)
Benefit payments	(17)	(34)	(23)
Plan Amendments	(115)	—	—

Projected benefit obligation – ending	$1,436	$1,454	$1,380

Plan assets at fair value – beginning	$—	$—	$—
Employer contribution	17	34	23
Benefit payments	(17)	(34)	(23)

Plan assets at fair value – ending	$—	$—	$—

Funded status at end of year (included in other liabilities)	$1,436	$1,454	$1,380

Assumptions:
Discount rate	4.00%	4.50%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%
	As of and for the Six Months Ended December 31,	As of and for the Years Ended June 30.
	2014	2014	2013
	(Dollars in thousands)

Accumulated benefit obligation – ending	$592	$459	$442

Projected benefit obligation – beginning	$459	$442	$472
Service cost	18	39	47
Interest cost	10	22	20
Actuarial loss (gain)	105	(22)	(76)
Benefits paid	—	(22)	(21)

Projected benefit obligation and funded status – ending (included in other liabilities)	$592	$459	$442

Assumption:
Discount rate	4.00%	4.50%	5.00%

Schedule of Net Benefit Costs [Table Text Block]
	Six Months Ended December 31,		Years Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(Dollars in thousands)

Service cost	$11	$11	$22	$17
Interest cost	32	33	67	56
Amortization of unrecognized loss	11	8	17	33
Amortization of unrecognized past service liability	—	2	4	11

Net periodic pension cost	$54	$54	$110	$117

Assumptions:
Discount rate	4.50%	5.00%	5.00%	4.25%
Rate of compensation	3.00%	3.00%	3.00%	3.00%
	Six Months Ended December 31,		Years Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(Dollars in thousands)

Service cost	$18	$20	$39	$47
Interest cost	10	11	22	20
Amortization of unrecognized loss	(15)	(14)	(28)	(16)
Net periodic pension cost	$13	$17	$33	$51

Assumptions:
Discount rate	4.50%	5.00%	5.00%	4.25%

Schedule of Expected Benefit Payments [Table Text Block]
2015			$69
2016			98
2017			104
2018			114
2019			131
2020	–	2024	714
2015			$34
2016			34
2017			35
2018			36
2019			37
2020	–	2024	228

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	At December 31,	At June 30,
	2014	2014	2013

Allocated shares – beginning	126,464	109,602	92,741
Shares allocated during the year	8,431	16,862	16,861
Allocated shares – ending	134,895	126,464	109,602

Total ESOP Shares	202,342	202,342	202,342

Fair value of unallocated shares	$682,076	$614,612	$669,576

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term (in years)	Value

Outstanding at June 30, 2013	275,410	10.75	4.8	$—
Outstanding at June 30, 2014	275,410	10.75	3.8	$—

Outstanding at December 31, 2014	275,410	10.75	3.3	$—

Exercisable at December 31, 2014	275,410	10.75	3.3	$—

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
		Weighted
		Average
	Restricted	Grant Date
	Stock	Fair Value
Unvested at June 30, 2013	44,076	$8.15
Vested	(21,584)	8.15
Unvested at June 30, 2014	22,492	8.15
Vested	(21,608)	8.15
Forfeited	(884)	8.15
Unvested at December 31, 2014	-	8.15